Above market acquired charters - Carrying Value (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Acquired Finite Lived Intangible Assets
Carrying amount, beginning of period	$ 75,035
Acquisition	10,041
Amortization	(8,278)	$ (7,744)
Carrying amount, end of period	$ 76,798